Significant accounting policies - Advertising (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Advertising Expense	$ 0.3	$ 0.3	$ 0.5